THE NOTTINGHAM INVESTMENT TRUST II

________________________________________________________________________________

                               CAPITAL VALUE FUND

                              INVESTOR CLASS SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated October 18, 2002

This Supplement to the Prospectus dated July 29, 2002 for the Investor Class Shares of the Capital Value Fund ("Fund"), a series of The Nottingham Investment Trust II, updates the Prospectus to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The first paragraph in the "Fees and Expenses of the Fund" section on page 7 of the Prospectus should read as follows:


The tables below describe the fees and expenses that you may pay if you buy and hold Investor Class Shares of the Fund:

                   Shareholder Fees For Investor Class Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

       Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) ....................3.50%
       Redemption Fee
          (as a percentage of amount redeemed)....................None


            Annual Fund Operating Expenses For Investor Class Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees............................................0.60%
       Distribution and/or Service (12b-1) Fees...................0.50%
       Other Expenses.............................................1.38%*
                                                                  -----
       Total Annual Fund Operating Expenses.......................2.48%*
                                                                  =====


     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2002. Average daily net assets of the Investor Class Shares of the Fund for the fiscal year ended March 31, 2002 was $10,899,618, and for the period from April 1, 2002 to October 17, 2002 was $6,278,899. The decrease in average daily net assets was primarily attributable to Investor Class Shares redemptions occurring since the prior fiscal year end. Current fees and expenses for the Fund are substantially unchanged from those of the prior year ended March 31, 2002. "Other Expenses" of 2.36% and "Total Annual Fund Operating Expenses" of 3.46% would be experienced by the Investor Class Shares of the Fund if the average daily net assets experienced during the period from April 1, 2002 to October 17, 2002 were annualized. This annualized information may not be indicative of the actual "Other Expenses" and "Total Annual Fund Operating Expenses" that will be experienced by the Fund at fiscal year end March 31, 2003.


          Investors Should Retain This Supplement for Future Reference

                       THE NOTTINGHAM INVESTMENT TRUST II
________________________________________________________________________________

                               CAPITAL VALUE FUND

                                    T SHARES
________________________________________________________________________________

                                   SUPPLEMENT
                             Dated October 18, 2002

This Supplement to the Prospectus dated July 29, 2002 for the T Shares of the Capital Value Fund ("Fund"), a series of The Nottingham Investment Trust II, updates the Prospectus to include additional information as described below. For further information, please contact the Fund toll-free at 1-800-525-3863. You may also obtain additional copies of the Prospectus, free of charge, by writing to the Fund at Post Office Box 4365, Rocky Mount, North Carolina 27803, or by calling the Fund toll-free at the number above.

o The first paragraph in the "Fees and Expenses of the Fund" section on page 8 of the Prospectus should read as follows:


The tables below describe the fees and expenses that you may pay if you buy and hold T Shares of the Fund:


                          Shareholder Fees For T Shares
                    (fees paid directly from your investment)
                    -----------------------------------------

       Maximum Sales Charge (Load) Imposed On Purchases
          (as a percentage of offering price) .....................None
       Redemption Fee
          (as a percentage of amount redeemed).....................None


                   Annual Fund Operating Expenses For T Shares
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

       Management Fees............................................0.60%
       Distribution and/or Service (12b-1) Fees...................0.75%
       Other Expenses.............................................1.38%*
                                                                  -----
       Total Annual Fund Operating Expenses.......................2.73%*
                                                                  =====


     * "Total Annual Fund Operating Expenses" are based upon actual expenses incurred by the Investor Class Shares of the Fund for the fiscal year ended March 31, 2002, adjusted to reflect the fees and expenses of the T Shares offered by this Prospectus. Average daily net assets of the Investor Class Shares of the Fund for the fiscal year ended March 31, 2002 was $10,899,618, and for the period from April 1, 2002 to October 17, 2002 was $6,278,899. The decrease in average daily net assets was primarily attributable to Investor Class Shares redemptions occurring since the prior fiscal year end. Current fees and expenses for the Fund are substantially unchanged from those of the prior year ended March 31, 2002. "Other Expenses" of 2.36% and "Total Annual Fund Operating Expenses" of 3.71% would be experienced by the T Shares of the Fund if the average daily net assets experienced during the period from April 1, 2002 to October 17, 2002 were annualized. This annualized information may not be indicative of the actual "Other Expenses" and "Total Annual Fund Operating Expenses" that will be experienced by the Fund at fiscal year end March 31, 2003.


          Investors Should Retain This Supplement for Future Reference